Revenue - Schedule of Revenues Disaggregated by Revenue Source (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Disaggregation Of Revenue [Line Items]
Revenues, net	$ 1,040,856	$ 1,212,463	$ 1,378,124
Digital Subscription Revenues
Disaggregation Of Revenue [Line Items]
Revenues, net	662,668	788,173	743,060
Workshops + Digital Fees
Disaggregation Of Revenue [Line Items]
Revenues, net	256,387	274,866	443,429
Subscription Revenues, net
Disaggregation Of Revenue [Line Items]
Revenues, net	919,055	1,063,039	1,186,489
Product sales and other, net
Disaggregation Of Revenue [Line Items]
Revenues, net	$ 121,801	$ 149,424	$ 191,635